Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net Loss	$ (3,959,882)	$ (5,719,404)	$ (8,350,573)	$ (3,895,873)
Adjustment to reconcile net loss from operations:
Depreciation and amortization	181,750	193,956	266,476	154,136
Amortization of convertible debenture components	0	810,166	1,612,197	0
Amortization of deferred financing costs	368,661	0
Stock-based compensation expense	1,391,807	1,606,355	1,830,426	1,245,826
Contingent consideration expense	155,000	0
Impairment of investment	310,000	506,000	505,766	0
Warrant expense			0	3,394
Inventory write-offs	72,258	57,352	94,727	77,531
Bad debt expense	43,849	12,252	67,633	106,464
Gain on disposal of assets	3,468	(9,572)	(72,416)	0
Changes in Operating Assets and Liabilities:
Accounts receivable	658,706	(899,859)	(849,355)	(73,917)
Inventory	(171,147)	142,745	443,322	(167,040)
Prepayments and other assets	(784,210)	123,376	(324,273)	(88,684)
Accounts payable and accrued expenses	(2,470,559)	2,164,412	2,671,838	205,667
Customer deposits	1,172,186	925,922	(383,203)	147,360
Net Cash Provided by (Used in) Operating Activities	(3,028,113)	(86,299)	(2,487,435)	(2,285,136)
Cash Flows from Investing Activities
Purchase of investment	0	(572,250)	(1,085,975)	(861,649)
Purchases of property and equipment	(122,817)	(387,160)	(192,954)	(369,480)
Proceeds from sale of assets	0	40,500	121,500	0
Cash acquired in acquisition	0	49,742	49,742	0
Purchases of intangible assets	0	(25,000)	(40,255)	(33,674)
Net Cash Used Provided By (Used In) Investing Activities	(122,817)	(894,168)	(1,147,942)	(1,264,803)
Cash Flows from Financing Activities
Proceeds from issuance of Revolving Facility	2,207,432
Proceeds from issuance of Term Loan	2,000,000	0
Proceeds from Revolving Facilty advances	1,069,061	0
Issuance of convertible debentures	0	2,565,000	2,565,000	0
Issuance of capital stock			0	80,000
Proceeds from notes payable	1,020,600	970,000	970,000	1,992,000
Debt financing costs	(638,046)	0
Repayment of notes payable	(2,743,428)	(227,749)	(629,772)	0
Proceeds from related party loan			0	1,000,000
Net Cash Provided by (Used In) Financing Activities	2,915,619	3,307,251	2,905,228	3,072,000
Net Increase (Decrease) in Cash	(235,311)	2,326,784	(730,149)	(477,939)
Cash at Beginning of Period	448,703	1,178,852	1,178,852	1,656,791
Cash at End of Period	213,392	3,505,636	448,703	1,178,852
Supplemental Cash Flow Information:
Interest Paid	670,165	291,441	612,138	119,961
Income Tax Paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Convertible debentures and accrued interest converted into common stock			2,657,037	0
Stock issuance related to acquisition	155,000	1,020,003	1,000,000	0
Common stock retired			0	375
Operating lease right of use asset	0	326,095	$ 326,092	$ 0
Debt financing costs booked in equity	$ 676,822	$ 0